INCOME TAX EXPENSES - Schedule of Profit Before Income Tax Differs from the Theoretical Amount (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Profit Before Income Tax Differs From The Theoretical Amount Abstract
Loss before tax	$ (6,963,541)	$ (8,072,948)
Tax at the Singapore statutory rate	(1,183,802)	(1,372,401)
Difference from the effect of tax rates in a foreign jurisdiction	684,080	1,088,176
Tax losses-unrecognized deferred tax assets	638,689	141,243
Non-deductible expenses	40,247	328,499
Other non-taxable income	(173,129)	(62,479)
Changes in estimates related to prior years	93,187	0
Income tax expenses	$ 99,272	$ 123,038